CONSOLIDATED BALANCE SHEETS (Q1) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES AND SHAREHOLDERS' EQUITY
Ordinary shares subject to possible redemption (in shares)		17,108,250	22,424,313
Shareholders' Equity
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preference shares, shares issued (in shares)	0	0	0
Preference shares, shares outstanding (in shares)	0	0	0
Class A Ordinary Shares [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Ordinary shares subject to possible redemption (in shares)	9,342,960	17,108,250	22,424,313
Shareholders' Equity
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued (in shares)	15,655,615	7,891,750	2,575,687
Ordinary shares, shares outstanding (in shares)	15,655,615	7,891,750	2,575,687
Class B Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	6,250,000	6,250,000	6,250,000
Ordinary shares, shares outstanding (in shares)	6,250,000	6,250,000	6,250,000